Principal associates - Summary information for joint ventures and associates that are not individually material to the group (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
(Loss)/profit after tax		$ 13,925	$ 8,851	$ 4,776
Other comprehensive income		(3,139)	3,088	(63)
Total comprehensive income for the year	[1]	10,786	11,939	$ 4,713
Associates [Member]
Disclosure of associates [Line Items]
Carrying value of Group's interest		679	571
(Loss)/profit after tax		9	25
Other comprehensive income		(23)	14
Total comprehensive income for the year		$ (14)	$ 39

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.